(Do not use this space)          UNITED STATES                  ---------------------------
----------------------  SECURITIES AND EXCHANGE COMMISSION             OMB APPROVAL
                      |    WASHINGTON, D.C. 20549               ---------------------------
                      |                                         OMB Number:       3235-0230
                      |                                         Expires:       May 31, 2000
                      |                                         Estimated average burden
                      |           FORM N-23C-1                  hours per response ....1.00
                      |
                      |
                      |
----------------------

                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate.)


                 REPORT FOR CALENDAR MONTH ENDING May 31, 2001
                                                  ------------

                          Franklin Capital Corporation
    -----------------------------------------------------------------------
               (Name of registered closed-end investment company)

--------------------------------------------------------------------------------

                                                           Approximate Asset
  Date of                          Number of    Price     Value of Approximate     Name of Seller
   Each          Identification      Shares      Per    Asset Coverage Per Share       or of
Transaction        of Security     Purchased    Share     at Time of Purchase      Seller's Broker
-------------------------------------------------------------------------------------------------------
May 18, 2001     Franklin Capital    1,000      $5.20           $4.00               First New York
                 Corporation                                                         Securities Corp.
                 Common Stock

May 22, 2001                         7,900      $5.15           $4.00




-------------------------------------------------------------------------------------------------------
REMARKS

                                                   Franklin Capital Corporation
                                                   ----------------------------
                                                        Name of Registrant

                                                By /s/ Hiram L. Lazar
                                                   -----------------------------
                                                              (Name)

Date of Statement: June 11, 2001                     Chief Financial Officer
                   ----------------------          -----------------------------
                                                              (Title)

POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION SUSTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A RECENTLY VALID OMB CONTROL NUMBER.


                                                                 SEC 1580 (5/97)